Condensed Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 15,000
Preferred stock and warrants in private placement, costs		$ 101,661	$ 101,661
Issuance of pre-funded warrants costs			$ 15,000